Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid for PEO(1)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(2)	Average Compensation Actually Paid for Non-PEO Named Executive Officers (2)(3)	Value of Initial Fixed $100 Investment Based on: Company TSR	Net Income
2024	$956,204	$998,881	$515,405	$541,914	$121.35	$23,868,000
2023	623,635	627,005	375,841	388,424	104.81	21,747,000
2022	692,573	650,538	501,783	567,333	75.10	19,542,000

Named Executive Officers, Footnote	The principal executive officer (the “PEO”) for each of 2024, 2023 and 2022 is Mr. Fountain.The non-PEO named executive officers for each applicable year include the following individuals: 2022, Brian D. Schmitt and Roy Dallas Copeland, Jr.; 2023 and 2024, Roy Dallas Copeland, Jr. and Leonard Bateman, Jr.
PEO Total Compensation Amount	$ 956,204	$ 623,635	$ 692,573
PEO Actually Paid Compensation Amount	$ 998,881	627,005	650,538
Adjustment To PEO Compensation, Footnote
PEO and Non- PEO Equity Component of CAP

Year	PEO		Average Non-PEO NEOs
2024
Total Compensation reported	$956,204		$515,405
Add/Subtract:
Fair Value of Awards Granted in the Year (a)	(110,565)		(47,774)
Fair Value of equity awards Granted in the year at year end (b)	146,874		63,462
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year (b)	8,520		9,988
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year (b)	(6,900)		(2,894)
Dividends paid on unvested shares	4,748		3,727
Total Average Equity Award Adjustments	42,677	$42,677	26,509
Compensation actually paid	$998,881		$541,914

2023
Total Compensation reported	$623,635		$375,841
Add/Subtract:
Fair Value of Awards Granted in the Year (a)	(28,290)		(28,290)
Fair Value of equity awards Granted in the year at year end (b)	39,900		39,900
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year (b)	3,660		2,562
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year (b)	(16,300)		(4,944)
Dividends paid on unvested shares	4,400		3,355
Total Average Equity Award Adjustments	3,370		12,583
Compensation actually paid	$627,005		$388,424

2022
Total Compensation reported	$692,573		$501,783
Add/Subtract:
Fair Value of Awards Granted in the Year (a)	(45,630)		(128,025)
Fair Value of equity awards Granted in the year at year end (b)	38,070		190,350
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year (b)	(32,640)		—
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year (b)	(6,240)		—
Dividends paid on unvested shares	4,405		3,225
Total Average Equity Award Adjustments	(42,035)		65,550
Compensation actually paid	$650,538		$567,333

Non-PEO NEO Average Total Compensation Amount	$ 515,405	375,841	501,783
Non-PEO NEO Average Compensation Actually Paid Amount	$ 541,914	388,424	567,333
Adjustment to Non-PEO NEO Compensation Footnote
PEO and Non- PEO Equity Component of CAP

Year	PEO		Average Non-PEO NEOs
2024
Total Compensation reported	$956,204		$515,405
Add/Subtract:
Fair Value of Awards Granted in the Year (a)	(110,565)		(47,774)
Fair Value of equity awards Granted in the year at year end (b)	146,874		63,462
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year (b)	8,520		9,988
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year (b)	(6,900)		(2,894)
Dividends paid on unvested shares	4,748		3,727
Total Average Equity Award Adjustments	42,677	$42,677	26,509
Compensation actually paid	$998,881		$541,914

2023
Total Compensation reported	$623,635		$375,841
Add/Subtract:
Fair Value of Awards Granted in the Year (a)	(28,290)		(28,290)
Fair Value of equity awards Granted in the year at year end (b)	39,900		39,900
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year (b)	3,660		2,562
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year (b)	(16,300)		(4,944)
Dividends paid on unvested shares	4,400		3,355
Total Average Equity Award Adjustments	3,370		12,583
Compensation actually paid	$627,005		$388,424

2022
Total Compensation reported	$692,573		$501,783
Add/Subtract:
Fair Value of Awards Granted in the Year (a)	(45,630)		(128,025)
Fair Value of equity awards Granted in the year at year end (b)	38,070		190,350
Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year (b)	(32,640)		—
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year (b)	(6,240)		—
Dividends paid on unvested shares	4,405		3,225
Total Average Equity Award Adjustments	(42,035)		65,550
Compensation actually paid	$650,538		$567,333

Total Shareholder Return Amount	$ 121.35	104.81	75.10
Net Income (Loss)	$ 23,868,000	21,747,000	19,542,000
PEO Name	Mr. Fountain
Additional 402(v) Disclosure	The dollar amounts reported represent the “compensation actually paid”, or “CAP”, to the PEO and the
Non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO or the Non-PEO
NEOs, respectively, during the applicable year. To calculate CAP for the PEO and average CAP for the
Non-PEO NEOs, the following amounts were deducted from and added to Summary Compensation Table total compensation:
Represents the grant date fair value of equity-based awards granted each year.The fair value of the restricted stock awards was determined based on the stock price on the applicable valuation dates. The assumptions used in calculating the fair value of the RSUs did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table for the applicable year. The fair value calculation used herein is consistent with the fair value methodology used to account for share-based payments in our financial statements.

PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 42,677	3,370	(42,035)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(110,565)	(28,290)	(45,630)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	146,874	39,900	38,070
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,520	3,660	(32,640)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,900)	(16,300)	(6,240)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,748	4,400	4,405
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,509	12,583	65,550
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(47,774)	(28,290)	(128,025)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	63,462	39,900	190,350
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,988	2,562	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,894)	(4,944)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,727	$ 3,355	$ 3,225